Investment Strategy - FRANKLIN FEDERAL TAX-FREE INCOME FUND	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its total assets in investment grade municipal securities whose interest is free from federal income taxes, including the federal alternative minimum tax. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the

Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and in securities that pay taxable interest.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund may invest in municipal securities issued by U.S. territories. The Fund does not necessarily focus its investments in a particular state or territory.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its total assets in investment grade municipal securities whose interest is free from federal income taxes, including the federal alternative minimum tax.